DECONSOLIDATION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013 item
Deconsolidation
Loss (gain) on deconsolidation of subsidiaries	84,246
Amount due from deconsolidated subsidiaries	44,722
Number of deconsolidated entities	3
Tianjin Tutoring
Deconsolidation
Loss (gain) on deconsolidation of subsidiaries	77,146
Amount due to deconsolidated subsidiaries	20,083
Guangzhou DP Tutoring
Deconsolidation
Loss (gain) on deconsolidation of subsidiaries	16,572
Amount due to deconsolidated subsidiaries	2,061
Guangzhou ZS Career Enhancement
Deconsolidation
Loss (gain) on deconsolidation of subsidiaries	9,472